INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

	Shares	Fair Value
Preferred Stocks
Itau Unibanco Holding SA ADR	11,550	45,969
0.3% - Total For Financial Services		45,969

Total Preferred Stocks 0.3%		45,969
(Identified Cost $63,654)

Common Stocks
Baidu, Inc. ADR*	1,000	$126,590
China Mobile Ltd. ADR	9,200	295,872
Deutsche Telekom AG ADR	7,100	119,635
KDDI Corp. ADR	18,400	231,104
Orange ADR	7,500	77,850
PLDT Inc. ADR	3,600	97,380
Publicis Groupe SA ADR	23,100	186,186
RTL Group SA ADR	15,000	57,000
SK Telecom Co. Ltd. ADR	3,400	76,228
SoftBank Group Corp. ADR	3,600	110,736
Telenor ASA ADR	9,600	161,376
Tencent Holdings Ltd. ADR	5,500	372,075
WPP PLC ADR	1,800	70,632
10.8% - Total For Communications		$1,982,664

Adidas AG ADR	600	$97,878
Alibaba Group Holdings ADR*	1,300	382,174
Bridgestone ADR	8,200	129,888
Bunzl PLC ADR	5,600	181,020
CIE Financiere Richemont AG ADR	22,000	146,080
Daimler AG	2,200	118,052
Honda Motor Co. Ltd. ADR	5,500	130,350
Magna International Inc.	4,100	187,575
Toyota Motor Corp. ADR	1,100	145,684
8.3% - Total For Consumer Discretionary		$1,518,701

CK Hutchison Holdings LTD ADR	8,000	48,320
Coca-Cola Amatil Ltd. ADR	10,860	73,848
Danone ADR	6,184	79,712
Itochu Corp. ADR	3,700	190,254
L'Oreal ADR	2,800	182,420
Nestle SA ADR	2,800	333,914
Reckitt Benckiser Group PLC ADR	5,900	115,935
Shoprite Holdings Ltd. ADR	32,100	269,640
Unilever PLC ADR	4,100	252,888
Unilever NV ADR	2,500	151,000
Wal-Mart De Mexico SAB de CV ADR	12,300	294,462
10.9% - Total For Consumer Staples		$1,992,393

BP PLC ADR	2,298	40,123
CNOOC Ltd. ADR	2,500	240,125
Equinor ASA ADR	4,000	56,240
Gazprom ADR	14,000	61,040
Lukoil Corp. ADR	4,100	235,381
Royal Dutch Shell PLC, Class B ADR	2,600	62,972
Technip FMC PLC	5,900	37,229
Total SA ADR	2,352	80,674

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

	Shares	Fair Value
Woodside Petroleum ADR	5,200	66,768
4.8% - Total For Energy		$880,552

Admiral Group PLC ADR	6,400	216,033
Allianz SE ADR	7,900	151,285
Banco Bradesco ADR	17,917	61,455
Banco Santander SA ADR	17,974	33,252
Bank of Montreal	1,240	72,428
Barclays PLC ADR	15,000	75,150
BNP Paribas ADR	4,000	73,080
China Construction Bank ADR	8,500	110,245
Deutsche Boerse AG ADR	7,000	122,920
Industrial and Commercial Bank Of China Ltd. ADR	23,500	244,776
KB Financial Group Inc. ADR	2,400	77,088
Legal and General Group PLC	5,000	60,850
Manulife Financial Corp.	4,420	61,482
Mitsubishi UFJ Financial Group Inc. ADR	40,000	160,400
Mizuho Financial Group Inc. ADR	25,000	63,750
National Australia Bank	8,700	56,071
Orix Corp. ADR	2,450	153,296
Royal Bank of Canada	1,000	70,140
Sumitomo Mitsui Financial Group Inc. ADR	57,600	321,984
Tokio Marine Holdings Inc. ADR	7,000	308,140
Toronto Dominion Bank	1,400	64,736
United Overseas Bank Ltd. ADR	4,100	115,497
Westpac Banking Corp. Ltd. ADR	7,250	87,290
Zurich Insurance Group Ltd. ADR	3,240	112,882
15.7% - Total For Financial Services		$2,874,230

Alcon Inc.	5,896	335,777
Astellas Pharma Inc. ADR	17,600	262,416
Bayer AG ADR	5,200	77,740
Dr. Reddy's Laboratories Ltd. ADR	3,340	232,330
Novartis AG ADR	2,480	215,661
Novo Nordisk AS	4,400	305,492
Roche Holdings Ltd. ADR	7,300	312,513
Takeda Pharmaceutical Co.	9,340	166,626
Taro Pharmaceuticals Ltd.	1,400	76,790
10.9% - Total For Health Care		$1,985,345

ABB Ltd. ADR	2,900	73,805
Atlas Copco AB ADR	5,400	258,228
BAE Systems PLC ADR	3,800	95,190
Canadian National Railway Co.	1,400	149,044
Compass Group PLC ADR	6,500	98,085
Komatsu Ltd. ADR	6,300	138,600
Schneider Electric SE ADR	13,900	346,249
Sensata Technologies Holding NV*	2,200	94,908
Siemens AG ADR	1,800	125,370
7.5% - Total For Industrials		$1,379,479

Air Liquide SA ADR	4,569	145,340
BASF SE ADR	7,400	113,146
BHP Billiton Ltd. ADR	2,550	131,861
Newcrest Mining Ltd. ADR	15,000	337,200
Nitto Denko Corp. ADR	7,100	231,460

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

	Shares	Fair Value
Posco ADR	2,800	117,208
Rio Tinto PLC ADR	1,570	94,812
Svenska Cellulosa ADR	6,500	89,346
6.9% - Total For Materials		$1,260,373

Cap Gemini SA ADR	4,000	102,680
CGI Group Inc.*	5,100	345,627
Infosys Ltd. ADR	14,700	203,007
Lenovo Group Ltd. ADR	19,500	257,400
Open Text Corp.	5,000	211,200
Relx PLC ADR	4,200	93,954
SAP SE ADR	2,200	342,782
Sony Corp. ADR	3,800	291,650
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,100	413,457
United Microelectronics ADR	44,930	215,215
13.5% - Total For Technology		$2,476,972

Sun Hung Kai Properties Ltd. ADR	22,400	288,288
1.6% - Total For Real Estate		$288,288

Enel SpA ADR	21,100	181,460
Enersis SA ADR	32,300	208,658
Iberdrola SA ADR	3,578	177,075
National Grid PLC ADR	1,629	94,140
SSE PLC ADR	4,000	62,400
3.9% - Total For Utilities		$723,733

Total Common Stocks 94.8%		$17,362,730
(Identified Cost $14,833,138)

Cash Equivalents
First American Government Obligation Fund, Class Z**	866,935	866,935
Total Cash Equivalents 4.7%		$866,935
(Identified Cost $866,935)

Total Portfolio Value 99.5%		$18,275,634
(Identified Cost $15,700,073)

Other Assets in Excess of Liabilities 0.5%		$62,266

Total Net Assets 100.0%		$18,337,900

* Non-income producing security.

** Variable Rate Security; as of September 30, 2020, the 7 day annualized yield was 0.04%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
Ace Ina Holdings Inc.	3.350%	05/15/2024	2,375,000	$2,603,568
American Express Co.	3.000%	10/30/2024	11,000,000	11,934,367
AON PLC	3.500%	06/14/2024	3,320,000	3,624,207
AON PLC	3.750%	05/02/2029	4,846,000	5,589,738
AON PLC	4.000%	11/27/2023	4,330,000	4,742,397
Bank of America Corp.	3.248%	10/21/2027	16,000,000	17,700,528
BB&T Corp.	3.750%	12/06/2023	6,775,000	7,401,024
BB&T Corp.	3.950%	03/22/2022	8,054,000	8,435,926
Fifth Third Bancorp	4.300%	01/16/2024	10,999,000	12,134,376
Huntington Bancshares	2.300%	01/14/2022	2,290,000	2,340,829
Huntington Bancshares	2.625%	08/26/2024	11,530,000	12,280,636
JP Morgan Chase & Co.	3.300%	04/01/2026	5,500,000	6,094,924
JP Morgan Chase & Co.	3.875%	09/10/2024	10,000,000	11,091,862
Keycorp	2.550%	10/01/2029	6,430,000	6,841,083
Keycorp	4.100%	04/30/2028	7,300,000	8,563,390
Marsh & McLennan Co. Inc.	4.380%	03/15/2029	12,737,000	15,421,716
Morgan Stanley	2.625%	11/17/2021	6,000,000	6,149,880
Morgan Stanley	3.700%	10/23/2024	4,500,000	4,992,554
Morgan Stanley	5.500%	07/28/2021	1,500,000	1,562,780
MUFG Americas Holdings Corp.	3.000%	02/10/2025	6,949,000	7,505,267
MUFG Americas Holdings Corp.	3.500%	06/18/2022	7,659,000	8,026,815
PNC Financial Services	3.500%	01/23/2024	925,000	1,008,077
PNC Financial Services	3.900%	04/29/2024	9,991,000	10,998,951
Suntrust Banks Inc.	4.000%	05/01/2025	8,000,000	9,095,804
US Bancorp	3.100%	04/27/2026	7,000,000	7,776,802
US Bancorp	3.600%	09/11/2024	6,000,000	6,646,500
Wells Fargo & Co.	4.100%	06/03/2026	8,500,000	9,585,125
Wells Fargo & Co.	4.300%	07/22/2027	5,600,000	6,416,285
23.5% - Total For Corporate Bonds: Bank and Finance				$216,565,411

CVS Health Corp.	4.300%	03/25/2028	13,898,000	16,267,214
Coca-Cola Co.	3.450%	03/25/2030	1,990,000	2,346,806
Dover Corp.	2.950%	11/04/2029	6,045,000	6,610,749
Eaton Corp.	2.750%	11/02/2022	2,666,000	2,794,038
Eaton Corp.	3.103%	09/15/2027	4,000,000	4,463,046
Emerson Electric Co.	1.800%	10/15/2027	14,190,000	14,804,512
Emerson Electric Co.	1.950%	10/15/2030	2,850,000	2,953,713
Home Depot Inc.	2.500%	04/15/2027	12,606,000	13,701,803
Johnson Controls International PLC	3.900%	02/14/2026	6,430,000	7,312,379
Kroger Co. Senior	3.500%	02/01/2026	10,000,000	11,266,997
Kroger Co. Senior	4.000%	02/01/2024	595,000	656,128
McDonald's Corp.	2.125%	03/01/2030	6,500,000	6,763,527
McDonald's Corp.	3.600%	07/01/2030	10,000,000	11,660,941
Nike Inc.	3.250%	03/27/2040	8,830,000	10,102,522
Pepsico Inc.	2.850%	02/24/2026	8,090,000	8,983,468
Shell International	3.250%	05/11/2025	6,779,000	7,499,282
Union Pacific Corp.	3.150%	03/01/2024	2,500,000	2,696,218
Union Pacific Corp.	3.500%	06/08/2023	8,365,000	9,011,487
Walt Disney Co.	3.350%	03/24/2025	12,500,000	13,915,196
Walt Disney Co.	3.800%	03/22/2030	3,000,000	3,561,334
17.1% - Total For Corporate Bonds: Industrial				$157,371,360

Berkshire Hathaway Energy Co.	3.500%	02/01/2025	1,500,000	1,669,434
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	9,574,000	10,438,909
Duke Energy Corp.	2.650%	09/01/2026	5,000,000	5,408,871
Duke Energy Corp.	3.550%	09/15/2021	6,860,000	7,011,467
Enterprise Products	3.750%	02/15/2025	8,706,000	9,676,568
Enterprise Products	4.150%	10/16/2028	1,794,000	2,098,487
Eversource Energy	3.300%	01/15/2028	5,000,000	5,583,448
Eversource Energy	4.250%	04/01/2029	9,289,000	11,151,721
Georgia Power Co.	2.200%	09/15/2024	260,000	274,285
Georgia Power Co.	2.650%	09/15/2029	7,070,000	7,575,468
Interstate Power & Light Co.	2.300%	06/01/2030	2,920,000	3,083,792

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

Interstate Power & Light Co.	3.250%	12/01/2024	7,940,000	8,706,248
Interstate Power & Light Co.	3.400%	12/01/2024	1,000,000	1,098,723
Interstate Power & Light Co.	4.100%	09/26/2028	2,950,000	3,522,893
National Rural Utilities Collateral Trust	2.300%	11/01/2020	2,699,000	2,699,000
National Rural Utilities Collateral Trust	3.400%	11/15/2023	4,325,000	4,681,004
National Rural Utilities Collateral Trust	3.700%	03/15/2029	5,800,000	6,809,819
Virginia Electric & Power Co.	2.750%	03/15/2023	2,018,000	2,114,186
Virginia Electric & Power Co.	2.950%	01/15/2022	3,170,000	3,248,489
Virginia Electric & Power Co.	2.950%	11/15/2026	2,550,000	2,838,364
Virginia Electric & Power Co.	3.450%	02/15/2024	3,590,000	3,892,411
Virginia Electric & Power Co.	3.500%	03/15/2027	2,095,000	2,388,326
Xcel Energy Inc.	3.300%	06/01/2025	10,730,000	11,841,196
Xcel Energy Inc.	4.000%	06/15/2028	4,153,000	4,887,539
13.3% - Total For Corporate Bonds: Utilities				$122,700,648

53.9% Total Corporate Bonds				$496,637,419

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	274,304
0.0% - Total For Certificates of Deposit				274,304

United States Government Treasury Obligations
Treasury Note	0.125%	04/30/2022	5,000,000	5,000,195
Treasury Note	1.500%	02/15/2030	15,500,000	16,730,313
Treasury Note	2.125%	11/30/2023	18,500,000	19,643,965
Treasury Bond	2.500%	02/15/2045	20,500,000	25,285,469
Treasury Note	2.500%	05/15/2046	23,500,000	29,098,691
Treasury Note	2.750%	02/15/2028	13,500,000	15,710,098
Treasury Note	2.750%	08/15/2047	27,000,000	35,124,258
Treasury Note	3.125%	11/15/2028	25,500,000	30,731,484
19.2% - Total For United States Government Treasury Obligations				$177,324,473

United States Government Agency Obligations
FHLB Debenture	2.875%	09/13/2024	4,250,000	4,698,749
FHLB Debenture	3.250%	11/16/2028	21,750,000	26,106,897
3.3% - Total For United States Government Agency Obligations				$30,805,646

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.264%	04/01/2042	793,828	836,742
FHLMC Pool 780439 (1 year US T-Note Yield Curve + 2.223%)*	3.723%	04/01/2033	22,822	22,921
FHLMC Pool A89335	5.000%	10/01/2039	113,303	130,403
FHLMC Pool C01005	8.000%	06/01/2030	827	991
FHLMC Pool G06616	4.500%	12/01/2035	356,514	392,935
FHLMC Pool G08068	5.500%	07/01/2035	783,022	920,646
FHLMC Pool G18642	3.500%	04/01/2032	4,046,603	4,294,861
FHLMC Pool G18667	3.500%	11/01/2032	1,782,639	1,893,955
FHLMC Pool G31087	4.000%	07/01/2038	3,079,265	3,339,271
FHLMC Pool SB0017	3.500%	11/01/2028	4,767,325	5,081,407
FHLMC Pool ZA3721	3.000%	06/01/2029	10,207,468	10,882,649
FHLMC Series 2877 Class AL	5.000%	10/15/2024	115,430	120,987
FHLMC Series 2985 Class GE	5.500%	06/15/2025	79,708	85,509
FHLMC Series 3109 Class ZN	5.500%	02/15/2036	1,105,256	1,272,563
FHLMC Series 3592 Class BZ	5.000%	10/15/2039	868,869	990,572
FHLMC Series 3946 Class LN	3.500%	04/15/2041	268,225	284,452
FHLMC Series 4017 Class MA	3.000%	03/15/2041	423,466	430,137
FHLMC Series 4105 Class PJ	3.500%	06/15/2041	792,376	845,401
FHLMC Series 4180 Class ME	2.500%	10/15/2042	1,577,620	1,650,564
FHLMC Series 4287 Class AB	2.000%	12/15/2026	929,642	964,341
FHLMC Series 4517 Class PC	2.500%	05/15/2044	1,953,105	2,027,093
FHLMC Series 4567 Class LA	3.000%	08/15/2045	299,777	316,841
FHLMC Series 4582 Class PA	3.000%	11/15/2045	2,330,887	2,482,397
FHLMC Series 4646 Class D	3.500%	01/15/2042	450,706	458,405
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,147,073	1,183,039
FHLMC Series 4709 Class EA	3.000%	01/15/2046	1,046,532	1,098,850

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

FHLMC Series 4768 Class GA	3.500%	09/15/2045	7,358,192	7,713,783
FHLMC Series 4831 Class BA	3.500%	10/15/2044	2,633,472	2,728,094
FHLMC Series 4906 Class DE	2.500%	09/25/2049	6,609,366	6,973,854
FNMA Pool 109733	3.530%	09/01/2028	7,275,000	8,506,790
FNMA Pool 725027	5.000%	11/01/2033	257,572	296,072
FNMA Pool 725704	6.000%	08/01/2034	103,230	122,247
FNMA Pool 888223	5.500%	01/01/2036	357,076	420,352
FNMA Pool 995112	5.500%	07/01/2036	248,977	293,157
FNMA Pool AA4392	4.000%	04/01/2039	742,168	816,211
FNMA Pool AL6923	3.000%	05/01/2030	7,009,673	7,535,406
FNMA Pool AL9309	3.500%	10/01/2031	1,051,181	1,119,943
FNMA Pool AL9623	4.000%	12/01/2036	2,898,637	3,189,134
FNMA Pool AN8842	3.320%	04/01/2028	6,000,000	6,682,476
FNMA Pool AN9848	3.740%	07/01/2028	6,438,000	7,377,294
FNMA Pool AS5794	3.000%	09/01/2030	2,190,927	2,346,296
FNMA Pool AS6548	2.500%	01/01/2031	4,513,443	4,820,192
FNMA Pool BL0359	3.700%	11/01/2028	10,980,431	12,887,692
FNMA Pool BL0752	3.650%	01/01/2029	5,000,000	5,845,495
FNMA Pool BL2935	3.150%	06/01/2029	5,000,000	5,785,345
FNMA Pool BL5003	4.000%	03/01/2047	2,335,691	2,641,604
FNMA Pool BM1971	3.500%	12/01/2035	2,793,879	3,017,974
FNMA Pool MA0384	5.000%	04/01/2030	671,342	754,542
FNMA Pool MA2773	3.000%	10/01/2036	7,535,202	7,933,812
FNMA Pool MA3186	4.000%	11/01/2037	3,068,163	3,302,981
FNMA Pool MA3337	4.000%	04/01/2038	4,416,190	4,743,353
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	224,770	234,120
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	2,132,472	2,179,097
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	696,552	701,584
FNMA Series 2013-75 Class EG	3.000%	02/25/2043	434,625	462,331
FNMA Series 2014-04 Class PC	3.000%	02/25/2044	2,001,828	2,137,659
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	219,689	234,703
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	2,658,723	2,750,659
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	833,399	872,833
FNMA Series 2016-40 Class PA	3.000%	07/25/2045	234,467	249,067
FNMA Series 2016-49 Class PA	3.000%	09/25/2045	1,717,995	1,816,202
FNMA Series 2016-64 Class PG	3.000%	05/25/2045	3,386,130	3,580,317
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,149,219	1,197,637
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,985,606	2,024,694
FNMA Series 2018-22 Class D	3.250%	11/25/2042	1,129,210	1,141,312
FNMA Series 2018-25 Class P	3.500%	03/25/2046	4,571,761	4,852,492
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	5,394,404	5,711,213
GNMA II Pool 2658	6.500%	10/20/2028	11,515	13,208
GNMA II Pool 2945	7.500%	07/20/2030	1,843	2,159
GNMA II Pool 4187	5.500%	07/20/2038	9,482	10,489
GNMA II Pool 4847	4.000%	11/20/2025	145,544	153,742
GNMA Pool 780400	7.000%	12/15/2025	1,276	1,428
GNMA Pool 780420	7.500%	08/15/2026	762	857
19.5% - Total For Government Agency Obligations - Mortgage Backed Securities				$180,189,834

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	1,085,000	1,170,579
Kansas Development Finance Authority Revenue	3.941%	04/15/2026	8,000,000	9,237,920
Hamilton County Ohio	3.374%	06/01/2034	5,000,000	5,500,200
Kentucky Property and Buildings Commission Revenue	6.164%	08/01/2023	788,000	862,537
Pennsylvania State University	1.893%	09/01/2026	2,070,000	2,181,594
University of Cincinnati Ohio General Receipts Revenue	5.616%	06/01/2025	930,000	937,924
University of Cincinnati Ohio General Receipts Revenue	2.162%	06/01/2025	2,185,000	2,289,137
University of Washington Revenue	5.400%	06/01/2036	3,000,000	4,317,930
2.9% - Total For Taxable Municipal Bonds				$26,497,821

Total Fixed Income Securities - Bonds	98.8%			$911,729,497
(Identified Cost $836,724,473)

Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	264,996	6,881,946

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2020 - Unaudited

Total Preferred Stocks	0.7%	$6,881,946
(Identified Cost $6,491,218)

Total Portfolio Value	99.5%	$918,611,443
(Identified Cost $843,215,691)

Other Assets in Excess of Liabilities	0.5%	$4,271,649

Total Net Assets	100%	$922,883,092

* Variable Rate Security; the rate shown is as of September 30, 2020.

** Variable Rate Security; as of September 30, 2020, the 7 day annualized yield was 0.04%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Corp.

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Akron Ohio GO Limited	4.000%	12/01/2025	650,000	$763,302
Abilene Texas GO Limited	5.000%	02/15/2029	730,000	964,031
Akron Ohio GO Limited	4.000%	12/01/2026	395,000	472,258
Akron Ohio GO Limited	5.000%	12/01/2024	400,000	474,316
Austin Texas GO Limited	5.000%	09/01/2029	1,000,000	1,256,660
Avon Ohio Bond Anticipation Note	2.000%	01/21/2021	1,000,000	1,005,120
Cincinnati Ohio GO Unlimited	4.000%	12/01/2030	685,000	821,349
Cincinnati Ohio GO Unlimited	4.000%	12/01/2032	1,000,000	1,178,540
Cincinnati Ohio GO Unlimited	5.250%	12/01/2029	200,000	246,234
Columbus Ohio GO Unlimited	4.000%	04/01/2031	1,000,000	1,179,410
Dublin Ohio GO Limited	4.000%	12/01/2028	500,000	581,365
Gahanna Ohio GO Limited	4.000%	12/01/2021	420,000	438,896
Haltom City Texas GO Limited	4.000%	08/01/2025	675,000	781,475
Hurst Texas GO Limited	4.000%	08/15/2031	335,000	387,072
Lakewood Ohio GO Limited	4.000%	12/01/2028	840,000	993,098
Lakewood Ohio GO Limited	4.000%	12/01/2029	300,000	353,907
Medina Ohio GO Limited	2.000%	12/01/2020	55,000	55,169
Newport Kentucky GO Unlimited	3.000%	05/01/2023	205,000	217,712
Reynoldsburg Ohio GO Limited	4.000%	12/01/2030	1,000,000	1,212,370
Reynoldsburg Ohio GO Limited	4.000%	12/01/2031	595,000	712,620
Strongsville Ohio GO Limited	4.000%	12/01/2030	350,000	391,611
Tiffin Ohio GO Unlimited	3.000%	12/01/2020	225,000	226,024
5.9% - Total For General Obligation - City				$14,712,539

Ashtabula County Ohio GO Limited	4.000%	12/01/2027	500,000	530,940
Butler County Ohio GO Limited	5.000%	12/01/2024	160,000	191,189
Butler County Ohio GO Limited	5.250%	12/01/2026	1,000,000	1,216,570
Clark County Ohio GO Limited	5.000%	12/01/2026	340,000	430,457
Clark County Ohio GO Limited	5.000%	12/01/2028	325,000	430,294
Hamilton County Ohio GO Limited	5.000%	12/01/2028	500,000	646,780
Knox County Ohio GO Limited	4.000%	12/01/2025	460,000	538,136
Licking County Ohio GO Limited	3.000%	12/01/2024	555,000	598,734
Lorain County Ohio GO Limited	4.000%	12/01/2025	795,000	881,711
Lorain County Ohio GO Unlimited	4.000%	12/01/2030	450,000	505,849
Lucas County Ohio GO Limited	4.000%	10/01/2028	1,000,000	1,153,070
Lucas County Ohio GO Limited	4.000%	10/01/2029	605,000	694,740
Ottawa County Ohio GO Limited	4.000%	12/01/2021	295,000	307,918
Portage County Ohio GO Limited	3.000%	12/01/2021	270,000	270,613
Rowan County Kentucky GO Unlimited (AGM Insured)	4.000%	06/01/2024	390,000	437,143
Summit County Ohio GO Limited	4.000%	12/01/2023	300,000	334,968
Summit County Ohio GO Limited	4.000%	12/01/2031	500,000	557,485
3.9% - Total For General Obligation - County				$9,726,597
Ohio GO Limited	3.000%	09/01/2026	1,385,000	1,501,118
Ohio GO Limited	4.000%	03/01/2026	1,060,000	1,189,532
Ohio GO Unlimited	3.000%	03/01/2027	555,000	587,245

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Ohio GO Unlimited	4.000%	03/01/2030	1,225,000	1,555,726
Ohio GO Unlimited	5.000%	09/01/2022	400,000	437,144
Ohio GO Unlimited	5.000%	06/15/2030	1,335,000	1,837,307
Ohio GO Unlimited	5.000%	06/15/2034	1,000,000	1,310,390
Ohio GO Unlimited	5.000%	06/15/2035	1,000,000	1,305,380
Ohio GO Unlimited	5.000%	06/15/2039	2,000,000	2,574,380
Ohio GO Unlimited	5.000%	06/15/2024	410,000	482,435
Pennsylvania GO Unlimited	4.000%	01/01/2030	645,000	759,965
Virginia State Public Building Authority	4.000%	08/01/2040	1,000,000	1,215,900
5.9% - Total For General Obligation - State				$14,756,522

Arizona Board of Regents Revenue Arizona State University	5.000%	08/01/2028	815,000	940,127
Arizona Board of Regents Revenue University of Arizona	5.000%	06/01/2029	125,000	144,048
Bowling Green State University Ohio Revenue	4.000%	06/01/2045	2,830,000	3,153,328
Bowling Green State University Ohio Revenue	5.000%	06/01/2024	405,000	466,208
Bowling Green State University Ohio Revenue	5.000%	06/01/2030	750,000	915,285
Bowling Green State University Ohio Revenue	5.000%	06/01/2031	500,000	607,345
Bowling Green State University Ohio Revenue	5.000%	06/01/2032	500,000	604,195
Bowling Green State University Ohio Revenue	5.000%	06/01/2037	1,000,000	1,260,870
Colorado Board of Governors University Enterprise System Revenue	5.000%	03/01/2027	225,000	285,046
Colorado Higher Education Lease Financing Program Certificate of Participation	5.000%	11/01/2025	290,000	354,426
Cuyahoga County Ohio Community College GO Unlimited	4.000%	12/01/2033	1,275,000	1,463,216
Cuyahoga County Ohio Community College GO Unlimited	5.000%	12/01/2027	400,000	498,220
Denison University Ohio Revenue	5.000%	11/01/2030	400,000	524,492
Denison University Ohio Revenue	5.000%	11/01/2033	325,000	418,805
Kent State University Ohio General Receipt Revenue	4.000%	05/01/2022	255,000	269,698
Kent State University Ohio General Receipt Revenue	5.000%	05/01/2028	710,000	850,559
Kent State University Ohio Revenue	5.000%	05/01/2031	1,000,000	1,328,010
Kent State University Ohio Revenue	5.000%	05/01/2045	950,000	1,165,774
Lorain County Ohio Community College District General Receipts Revenue Bond	4.000%	12/01/2025	600,000	702,918
Miami University Ohio General Receipts Revenue	4.000%	09/01/2022	450,000	465,016
Miami University Ohio General Receipts Revenue	4.000%	09/01/2023	1,040,000	1,074,466
Miami University Ohio General Receipts Revenue	4.000%	09/01/2045	1,500,000	1,741,050
Miami University Ohio Revenue	4.000%	09/01/2027	300,000	317,841
Miami Valley Ohio Career Tech Center GO Unlimited	4.000%	12/01/2024	1,000,000	1,151,330
Morehead State University Kentucky General Receipts Revenue	3.000%	11/01/2025	300,000	333,132
Northern Kentucky University General Receipts Revenue	3.000%	09/01/2021	210,000	215,288
Nothern Kentucky Univeristy General Receipts Revenue	4.000%	09/01/2026	715,000	824,588
Ohio Higher Education Facilities Revenue	5.000%	12/01/2036	2,010,000	2,461,607
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	12/01/2033	620,000	710,594
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/2036	1,000,000	1,127,370
Ohio State University General Receipts Revenue	4.000%	06/01/2030	200,000	232,468
Ohio University General Receipts Revenue Bond	5.000%	12/01/2022	110,000	121,154
South Dakota Board of Regents Housing and Auxiliary Facilities System Revenue	5.000%	04/01/2026	315,000	382,536
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2024	610,000	692,356
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2028	410,000	474,948

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	650,000	725,419
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	435,000	522,879
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2033	1,000,000	1,175,130
University of Akron Ohio Revenue	4.000%	01/01/2027	2,050,000	2,393,682
University of Akron Ohio Revenue	5.000%	01/01/2027	350,000	425,687
University of Cincinnati General Receipts Revenue	4.000%	06/01/2036	250,000	270,375
University of Cincinnati General Receipts Revenue*	5.000%	06/01/2026	330,000	348,166
University of Cincinnati General Receipts Revenue	5.000%	06/01/2026	140,000	147,029
University of Cincinnati General Receipts Revenue	5.000%	06/01/2032	1,250,000	1,611,387
University of Cincinnati General Receipts Revenue	5.000%	06/01/2039	1,250,000	1,421,587
University of Toledo Revenue	5.000%	06/01/2021	300,000	308,670
University of Toledo Revenue	5.000%	06/01/2026	885,000	981,872
University of Toledo Revenue	5.000%	06/01/2034	1,000,000	1,196,140
University of Toledo Revenue	5.000%	06/01/2027	1,590,000	1,985,194
University of Toledo Revenue	5.000%	06/01/2031	500,000	661,935
17.0% - Total For Higher Education				$42,453,466

Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue	5.000%	05/15/2030	1,005,000	1,335,163
Franklin County Ohio Hospital Revenue Nationwide Childrens	4.000%	11/01/2036	800,000	907,744
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2032	500,000	617,190
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2048	2,100,000	3,254,685
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	4.125%	06/01/2030	500,000	519,290
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2025	1,000,000	1,069,540
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital	5.250%	06/01/2027	1,000,000	1,065,330
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2027	100,000	114,435
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2028	1,715,000	1,955,306
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2041	1,205,000	1,797,607
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2049	3,300,000	5,192,088
7.2% - Total For Hospital/Health Bonds				$17,828,378

Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2026	705,000	889,647
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2027	500,000	646,930
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2022	500,000	551,450
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2028	450,000	563,571
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2029	375,000	477,116
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2030	600,000	758,478
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2032	505,000	630,099
Hancock County Indiana	4.000%	02/15/2022	765,000	804,413
Hancock County Indiana	4.000%	02/15/2023	795,000	862,217
Ohio Capital Facilities Lease Appropriation Revenue	5.000%	04/01/2022	425,000	455,749
Ohio Capital Facilities Lease Appropriation Revenue*	4.000%	04/01/2026	150,000	152,907
Ohio Capital Facilities Lease Appropriation Revenue*	5.000%	04/01/2024	275,000	281,696
Ohio Cultural and Sports Facilities Project Revenue	5.000%	10/01/2020	505,000	651,708
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2023	300,000	333,468
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2031	710,000	988,114
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2035	1,160,000	1,472,156

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

4.2% - Total For Revenue Bonds - Facility				$10,519,719

Anderson Indiana Sewage Works Revenue (AGM Insured)	4.000%	11/01/2026	300,000	355,911
Cincinnati Ohio Water System Revenue	4.000%	12/01/2030	1,000,000	1,172,190
Cleveland Ohio Water Revenue	5.000%	01/01/2033	500,000	667,875
Evansville Indiana Waterworks District Revenue (BAM Insured)	4.000%	01/01/2029	400,000	468,624
Evansville Indiana Waterworks District Revenue (BAM Insured)	5.000%	01/01/2022	300,000	317,811
Hamilton Ohio Wastewater System Revenue (BAM Insured)	5.000%	10/01/2027	930,000	1,196,510
Lafayette Indiana Sewage Works Revenue	5.000%	07/01/2022	150,000	162,358
Lima Ohio Sanitary Sewer Revenue	5.000%	12/01/2024	200,000	219,412
Lima Ohio Sewer Revenue	3.000%	12/01/2021	575,000	593,503
Northern Kentucky Water District Revenue	5.000%	02/01/2023	1,000,000	1,110,570
Owensboro Kentucky Water Revenue (BAM Insured)	5.000%	09/15/2025	485,000	591,516
Springboro Ohio Sewer System Revenue	4.000%	06/01/2022	245,000	260,712
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation	4.000%	12/01/2031	400,000	456,272
Toledo Ohio Water System Revenue	5.000%	11/15/2025	255,000	306,168
Toledo Ohio Waterworks Revenue	4.000%	11/15/2022	365,000	393,558
Toledo Ohio Waterworks Revenue	5.000%	11/15/2026	500,000	627,105
Wise County Virginia Soil & Wastewater	1.200%	11/01/2040	1,000,000	1,017,460
4.0% - Total For Revenue Bonds - Water & Sewer				$9,917,555

Akron Ohio Certificate of Participation	5.000%	12/01/2025	500,000	608,290
Akron Ohio Income Tax Revenue	4.000%	12/01/2031	870,000	1,048,889
Akron Ohio Income Tax Revenue	5.000%	12/01/2023	1,100,000	1,259,819
Akron Ohio Income Tax Revenue Community Learning Centers	5.000%	12/01/2028	380,000	408,644
Akron Ohio Income Tax Revenue	5.000%	12/01/2027	510,000	658,634
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	4.750%	11/01/2030	500,000	592,680
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	5.000%	11/01/2032	525,000	633,476
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project	3.500%	11/01/2024	110,000	113,636
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue	5.000%	06/01/2030	655,000	778,592
Linn County Iowa Certificates of Participation	2.000%	06/01/2023	455,000	476,280
Mason Ohio Certificate of Participation	5.000%	12/01/2023	750,000	755,805
Mobile Alabama Industrial Development Board Pollution Control Revenue*	2.924%	07/15/2034	1,025,000	1,093,829
Monroe County Georgia Development Authority Pollution Control Revenue*	2.050%	07/01/2049	1,085,000	1,102,946
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2022	250,000	270,397
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	575,915
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2023	500,000	576,090
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2026	500,000	623,425
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2027	1,060,000	1,316,955
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2028	570,000	704,571
Ohio Mental Health Capital Facilities Revenue	5.000%	02/01/2025	1,000,000	1,197,330
Ohio Special Obligation Revenue	5.000%	12/01/2029	510,000	635,195
Ohio Special Obligation Revenue	5.000%	04/01/2033	1,570,000	2,071,364
Ohio Special Obligation Revenue	5.000%	04/01/2023	1,010,000	1,130,604
Ohio Special Obligation Revenue	5.000%	04/01/2029	665,000	791,011
Riversouth Ohio Authority Revenue	4.000%	12/01/2031	700,000	794,717

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2027	220,000	249,513
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2028	435,000	489,327
8.4% - Total For Other Revenue Bonds				$20,957,934

Aldine Texas ISD GO Unlimited	4.000%	02/15/2030	780,000	885,799
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2029	675,000	756,857
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2030	650,000	726,434
Athens Ohio CSD GO Unlimited	4.000%	12/01/2033	750,000	894,270
Beachwood Ohio CSD Certificates of Participation	3.000%	12/01/2024	435,000	469,134
Bellbrook-Sugarcreek Ohio LSD GO Unlimited	4.000%	12/01/2031	325,000	368,976
Bellfontaine Ohio SCD GO Unlimited (National RE Insured)	5.500%	12/01/2026	615,000	755,054
Berea Ohio CSD GO Unlimited	4.000%	12/01/2031	500,000	575,445
Bexley Ohio CSD GO Unlimited	3.000%	12/01/2021	500,000	542,050
Big Walnut Ohio LSD GO Unlimited	4.000%	12/01/2033	500,000	590,615
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2030	290,000	352,452
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2031	150,000	180,647
Bloom-Carroll Ohio LSD GO Unlimited (SDCP)	4.000%	11/01/2029	325,000	399,919
Blue Mountain School District Pennsylvania GO Limited	4.000%	08/01/2024	500,000	563,770
Boone County Kentucky SD	3.000%	03/01/2026	1,000,000	1,102,310
Breckinridge County Kentucky SD Finance Corp.	5.000%	04/01/2025	265,000	314,311
Brownsville Indianna CSC Revenue	5.000%	01/15/2027	535,000	674,357
Chagrin Falls Ohio Exempted Village SD GO	4.000%	12/01/2022	100,000	108,166
Chillicothe Ohio CSD Special Obligation Revenue	4.000%	12/01/2023	130,000	139,266
Chillicothe Ohio SD GO Unlimited (AGM Insured)	4.000%	12/01/2029	400,000	447,464
China Spring ISD Texas GO Unlimited	4.000%	08/15/2027	890,000	1,025,734
Clark County Kentucky SD Finance Corp. Revenue Bond	3.000%	08/01/2022	115,000	120,578
Cleveland Heights and University Heights Ohio CSD GO Unlimited	4.000%	12/01/2032	1,000,000	1,167,390
Colorado Building Excellent Schools Today Certificates of Participation	4.000%	03/15/2030	1,000,000	1,191,750
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2029	400,000	465,484
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2022	655,000	708,487
Daviess County Kentucky SD GO Unlimited	5.000%	06/01/2027	1,825,000	2,304,026
Dayton Ohio SCD GO Unlimited (SDCP)	5.000%	11/01/2025	1,000,000	1,222,160
Denver Colorado City & County SD #1 Certificates of Participation	5.000%	12/01/2021	500,000	509,860
Dexter Michigan CSD GO Unlimited	4.000%	05/01/2031	670,000	781,669
Dublin Ohio CSD GO Unlimited	4.000%	12/01/2034	500,000	609,485
Dublin Ohio CSD GO Unlimited	5.000%	12/01/2026	500,000	561,765
Elyria Ohio SCD GO Unlimited (SDCP)	4.000%	12/01/2030	1,000,000	1,156,050
Franklin Indiana Community Multi-School Building Corp.	5.000%	01/15/2023	200,000	221,018
Granville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2026	510,000	625,979
Green County Ohio Vocational SD GO Umlimited	4.000%	12/01/2035	1,000,000	1,179,860
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured)	4.000%	01/01/2021	110,000	111,010
Hamilton Ohio CSD GO Unlimited	4.000%	12/01/2025	500,000	586,595
Hardin County Kentucky SD Finance Corp. Revenue	2.500%	06/01/2021	100,000	101,438
Hardin County Kentucky SD Finance Corp. Revenue	5.000%	05/01/2024	500,000	577,230
Houston Texas ISD GO Limited	5.000%	02/15/2030	440,000	539,590
Huber Heights Ohio CSD GO Unlimited	4.000%	12/01/2025	775,000	886,306

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Hudson Ohio CSD GO Unlimited	4.000%	12/01/2033	800,000	911,056
Huntington County Indiana Countryside School Building Corp. Revenue	4.000%	01/15/2028	1,000,000	1,202,420
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	4.000%	06/01/2031	270,000	299,373
Jefferson County Kentucky SD Finance Corp.	3.500%	04/01/2021	340,000	340,911
Jefferson County Kentucky SD Finance Corp.	5.000%	10/01/2026	530,000	657,640
Johnstown-Monroe Ohio LSD GO Unlimited	4.000%	12/01/2029	800,000	933,328
Kenton County Kentucky SD Finance Corp. Revenue	4.000%	02/01/2028	400,000	460,412
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2030	400,000	456,504
Kettering Ohio CSD GO Unlimited	5.250%	12/01/2031	500,000	651,385
Lake Ohio LSD of Stark County GO Unlimited	4.000%	12/01/2023	400,000	432,984
Lakota Ohio LSD GO	5.250%	12/01/2025	205,000	255,412
Lakota Ohio LSD GO	4.000%	01/15/2026	400,000	470,060
Lakota Ohio LSD GO Unlimited*	4.000%	12/01/2027	275,000	300,415
Lakota Ohio LSD GO Unlimited	5.000%	12/01/2021	350,000	369,775
Lancaster Ohio CSD GO Limited (SDCP)	4.000%	10/01/2027	1,000,000	1,123,820
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2025	715,000	871,714
Licking Heights Ohio LSD GO Unlimited	5.000%	10/01/2027	500,000	639,370
Logan Hocking Ohio LSD Certificates of Participation	4.000%	12/01/2032	420,000	468,560
Marysville Michigan PSD GO Unlimited	5.000%	05/01/2021	250,000	256,765
Marysville Ohio Exempted Village SD GO Unlimited	4.000%	12/01/2023	165,000	178,284
Marysville Ohio Exempted Village SD GO Unlimited	5.000%	12/01/2022	715,000	786,686
Marysville Ohio Exempted Village SD GO Unlimited (SDCP)	5.000%	12/01/2025	500,000	567,330
Mayfield Ohio CSD Certificates of Participation	4.000%	09/01/2032	280,000	317,691
Menifee County Kentucky SD Financial Corp. Revenue	3.000%	08/01/2022	615,000	663,954
Merrillville Indiana Multi School Building Corp.	5.000%	07/15/2026	1,000,000	1,249,050
Middletown Ohio CSD GO Umlimited (SDCP)	4.000%	12/01/2027	585,000	680,876
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured)	5.500%	12/01/2030	1,260,000	1,688,942
Munster Indiana School Building Corp. Revenue (State Intercept)	4.000%	01/15/2029	400,000	473,412
Murray Kentucky ISD Finance Corporation Revenue	5.000%	03/01/2025	810,000	963,641
Newark Ohio CSD GO Unlimited (School District Credit Program)	4.000%	12/01/2026	235,000	265,867
North Olmsted Ohio CSD GO Unlimited	4.000%	12/01/2029	500,000	606,610
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited*	5.000%	12/01/2028	100,000	114,960
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited*	5.000%	12/01/2029	150,000	172,440
Olentangy Ohio LSD GO Unlimited	4.000%	12/01/2026	1,000,000	1,076,420
Orchard Farm SD Missouri	4.000%	04/01/2029	550,000	663,305
Orange County Florida School Board Certificates of Participation	5.000%	08/01/2032	500,000	599,430
Port of Greater Cincinnati	4.000%	04/01/2036	400,000	435,040
Port of Greater Cincinnati	4.000%	04/01/2037	575,000	623,311
Port of Greater Cincinnati	4.000%	04/01/2038	400,000	432,096
Port of Greater Cincinnati	4.000%	04/01/2039	400,000	430,328
Princeton Ohio CSD Certificates of Participation	3.500%	12/01/2026	275,000	283,591
Princeton Ohio CSD GO Unliimited (National RE Insured)	5.250%	12/01/2030	1,000,000	1,340,610
Sarah Scott Indiana Middle School Building Corp. Revenue	5.000%	07/10/2022	640,000	693,005
Shelby Ohio CSD	4.000%	11/01/2021	320,000	332,656
Shelby Ohio CSD	4.000%	11/01/2022	675,000	723,202
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2026	930,000	1,118,111

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2027	965,000	1,179,201
South-Western City Ohio SD GO Unlimited*	4.000%	12/01/2025	1,000,000	1,063,610
Switzerland Ohio LSD GO Unlimited (SDCEP Insured)*	4.000%	12/01/2026	415,000	456,525
Talawanda Ohio CSD	5.000%	12/01/2027	775,000	1,001,494
Teays Valley Ohio LSD	4.000%	12/01/2032	580,000	658,752
Toledo Ohio CSD GO Unlimited	5.000%	12/01/2029	660,000	799,583
Tri Valley Ohio LSD GO	4.000%	12/01/2026	710,000	827,945
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2028	410,000	483,378
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2029	500,000	584,950
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2030	350,000	407,319
Upper Arlington Ohio CSD GO Unlimited	4.000%	12/01/2030	1,380,000	1,665,246
Vandalia Butler Ohio CSD GO Unlimited	3.000%	12/01/2024	500,000	552,820
Vermillion Ohio LSD Certificates of Participation	5.000%	12/01/2023	230,000	231,831
Wadsworth Ohio CSD GO Unlimited	3.500%	12/01/2022	215,000	219,463
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2027	840,000	946,361
Wadsworth Ohio CSD GO Unlimited	4.000%	12/01/2033	1,075,000	1,184,499
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation	4.000%	04/01/2030	395,000	443,711
Western Reserve Ohio LSD GO (SDCEP Insured)	4.000%	12/01/2022	240,000	240,713
Westerville Ohio SCD Certificate of Participation	5.000%	12/01/2032	555,000	693,972
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured)	4.000%	03/01/2030	810,000	896,800
Wyoming Ohio CSD GO Unlimited	5.000%	12/01/2023	200,000	229,400
28.4% - Total For School District				$70,851,085

Colorado State Certificate of Participation	4.000%	12/15/2034	1,000,000	1,221,820
Colorado State Certificate of Participation	4.000%	12/15/2039	2,000,000	2,393,640
Kentucky Association of Counties Finance Corp. Revenue	4.000%	02/01/2029	575,000	685,705
Kentucky Certificates of Participation	4.000%	04/15/2031	500,000	587,910
Kentucky Interlocal School Transportation Assoc. Certificate of Participation	3.000%	03/01/2024	560,000	591,595
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2023	350,000	396,169
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2029	600,000	699,666
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2030	600,000	696,420
Kentucky Property and Buildings Commission Revenue	5.000%	11/01/2026	1,145,000	1,416,159
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2026	635,000	787,508
Kentucky Property and Buildings Commission Revenue	5.000%	04/01/2026	525,000	640,075
Ohio Certificate of Participation	5.000%	09/01/2027	1,520,000	1,957,456
Ohio Department of Administration Building Funding Series B	5.000%	10/01/2025	660,000	808,315
Ohio Department of Administration Certificate of Participation	5.000%	09/01/2023	1,320,000	1,409,324
Ohio Department of Administration Certificate of Participation	4.000%	09/01/2025	775,000	813,827
Ohio Department of Administration Certificate of Participation	5.000%	03/01/2024	300,000	319,989
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project	4.000%	09/01/2027	145,000	151,563
Ohio Water Development Authority Revenue	5.250%	12/01/2034	2,000,000	2,869,020
Ohio Water Development Authority Revenue	5.000%	12/01/2028	1,000,000	1,334,190
7.9% - Total For State Agency				$19,780,351

FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement)	3.400%	01/25/2036	1,946,624	2,190,789

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2020 - Unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

FHLMC Series M 053 Class A	2.550%	06/15/2035	3,990,000	4,347,903
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.500%	11/01/2050	985,000	1,092,424
Missouri State Housing Development Commission Single Family Mortgage Revenue *	3.500%	11/01/2050	2,745,000	3,069,816
Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured)	3.550%	05/01/2023	165,000	168,283
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.875%	05/01/2050	1,945,000	2,178,731
Ohio Housing Finance Agency Residential Mortgage Revenue	3.700%	03/01/2032	1,035,000	1,147,473
5.7% - Total For Housing				$14,195,419

Total Municipal Income Securities - Bonds	98.6%			$245,699,565
(Identified Cost $232,530,612)

		Shares
Cash Equivalents
Dreyfus AMT-Free Tax Cash Management Fund***		1,611,410	1,611,249
Total Cash Equivalents	0.6%		$1,611,249
(Identified Cost $1,611,249)

Total Portfolio Value	99.2%		$247,310,814
(Identified Cost $234,141,861)

Other Assets in Excess of Liabilities	(0.7)%		$1,958,579

Total Net Assets	98.5%		$249,269,393

* Pre-refunded / Escrowed-to-Maturity Bonds; as of September 30, 2020, these bonds represented 1.16% of total assets.
** Variable Rate Security; as of September 30, 2020, the 7 day annualized yield was 0.01%.

AGM - Assured Guaranty Municipal Mortgage Association
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual
CSC - Community School Corporation
CSD - City School District
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value

Corporate Bonds:
American Express Credit	2.500%	07/30/2024	3,800,000	$4,044,449
AON PLC	3.500%	06/14/2024	1,250,000	1,364,536
AON PLC	3.875%	12/15/2025	2,000,000	2,292,600
Bank of America Corp.	3.300%	01/11/2023	3,300,000	3,502,911
Bank of America Corp.	3.875%	08/01/2025	1,000,000	1,136,480
BB&T Corp.	3.750%	12/06/2023	1,500,000	1,638,603
Chubb INA Holdings Inc.	2.300%	11/03/2020	3,350,000	3,354,734
Fifth Third Bancorp	4.300%	01/16/2024	3,200,000	3,530,321
Goldman Sachs*	2.351%	04/23/2021	3,500,000	3,520,181
Huntington Bancshares	2.300%	01/14/2022	3,500,000	3,577,686
JP Morgan Chase & Co.	3.375%	05/01/2023	3,212,000	3,427,061
Keycorp	5.100%	03/24/2021	3,500,000	3,579,670
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	3,000,000	3,277,163
Morgan Stanley	3.700%	10/23/2024	1,000,000	1,109,456
Morgan Stanley	5.500%	07/28/2021	2,900,000	3,021,375
MUFG Americas Holding	3.000%	02/10/2025	3,940,000	4,255,397
PNC Bank	2.700%	11/01/2022	3,710,000	3,877,868
Suntrust Banks Inc.	2.900%	03/03/2021	2,500,000	2,522,549
US Bancorp	3.600%	09/11/2024	4,300,000	4,763,325
Wells Fargo & Co.	3.450%	02/13/2023	3,300,000	3,497,368
25.5% - Total Finance				$61,293,733

Chevron Corp. (3 month LIBOR + 0.950%)*	1.230%	05/16/2021	1,000,000	1,005,704
Dover Corp.	3.150%	11/15/2025	1,800,000	1,984,902
Burlington Northern Santa Fe	3.400%	09/01/2024	2,201,000	2,417,795
Burlington Northern Santa Fe	4.100%	06/01/2021	1,070,000	1,086,210
CVS Health Corp.	3.700%	03/09/2023	1,208,000	1,294,480
CVS Health Corp.	3.875%	07/20/2025	2,000,000	2,253,283
Eaton Electric Holdings	3.875%	12/15/2020	2,649,000	2,656,440
Emerson Electric Co.	4.250%	11/15/2020	2,636,000	2,648,457
Johnson Controls International PLC	3.625%	07/02/2024	1,900,000	2,068,241
Johnson Controls International PLC	3.750%	12/01/2021	1,476,000	1,511,888
Kroger Co.	4.000%	02/01/2024	3,200,000	3,528,758
McDonalds Corp.	2.625%	01/15/2022	1,000,000	1,029,193
Oracle Corp.	1.900%	09/15/2021	1,000,000	1,014,249
Norfolk Southern Corp.	2.903%	02/15/2023	2,000,000	2,103,334
Norfolk Southern Corp.	3.250%	12/01/2021	500,000	512,428
Shell International	1.750%	09/12/2021	1,600,000	1,622,430
Union Pacific Corp.	3.150%	03/01/2024	2,700,000	2,911,915
Walt Disney Co.	1.750%	08/30/2024	4,500,000	4,684,777
15.1% - Total Industrial				$36,334,484

Berkshire Hathaway Energy Co.	2.375%	01/15/2021	500,000	502,963

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

BP Capital Markets	4.500%	10/01/2020	3,350,000	3,350,000
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	1,000,000	1,090,339
Duke Energy Corp.	3.750%	04/15/2024	3,214,000	3,529,775
Enterprise Products	3.350%	03/15/2023	3,300,000	3,496,221
Eversource Energy	2.500%	03/15/2021	1,000,000	1,008,133
Eversource Energy	2.750%	03/15/2022	2,030,000	2,094,117
Georgia Power Co.	2.100%	07/30/2023	1,200,000	1,252,684
Georgia Power Co.	2.200%	09/15/2024	683,000	720,525
Georgia Power Co.	2.850%	05/15/2022	1,600,000	1,660,140
Interstate Power & Light Co.	3.250%	12/01/2024	1,534,000	1,682,038
National Rural Utilites Corp.	3.400%	11/15/2023	2,047,000	2,215,495
Virginia Electric & Power Co.	2.750%	03/15/2023	2,494,000	2,612,873
Virginia Electric & Power Co.	2.950%	01/15/2022	560,000	573,866
Xcel Energy Inc.	3.300%	06/01/2025	1,300,000	1,434,628
Xcel Energy Inc.	2.400%	03/15/2021	1,000,000	1,007,423
11.7% - Total Utilities				$28,231,220

52.3% Total Corporate Bonds				$125,859,437

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	274,304
0.1% - Total For Certificates of Deposit				274,304

United States Government Treasury Obligations
Treasury Note*	0.000%	07/31/2022	2,500,000	2,499,825
Treasury Note*	0.265%	04/30/2022	9,000,000	9,008,770
Treasury Note	1.500%	10/31/2024	3,500,000	3,682,383
Treasury Note	1.625%	08/31/2022	2,500,000	2,571,582
Treasury Note	2.125%	05/15/2022	5,500,000	5,678,320
Treasury Note	2.125%	11/30/2023	2,500,000	2,654,590
10.8% - Total United States Government Treasury Obligations				$26,095,470

United States Government Agency Obligations
FFCB	1.600%	08/14/2023	3,200,000	3,325,632
FHLB	2.625%	12/10/2021	4,200,000	4,323,955
FHLB	2.875%	09/13/2024	2,600,000	2,874,529
FFCB	1.600%	09/17/2024	2,000,000	2,102,603
FHLMC	0.430%	06/09/2023	1,700,000	1,701,204
FHLMC	0.450%	07/22/2024	4,000,000	3,991,380
FHLMC	2.500%	12/01/2027	1,365,145	1,428,970
FNMA	0.500%	06/17/2025	8,195,000	8,232,785
FHLMC	2.375%	01/13/2022	4,000,000	4,115,463
13.3% - Total United States Government Agency Obligations				$32,096,521

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.264%	04/01/2042	174,615	184,055
FHLMC Pool G15973	3.000%	07/01/2031	1,781,647	1,917,811
FHLMC Pool G16330	3.500%	08/01/2032	1,994,521	2,125,914
FHLMC Pool G18642	3.500%	04/01/2032	2,591,127	2,750,092
FHLMC Pool ZS9286	4.500%	04/01/2035	1,805,758	1,991,152
FHLMC Pool ZT1964	3.500%	06/01/2032	1,872,268	2,022,777

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

FHLMC Series 2989 Class TG	5.000%	06/15/2025	248,605	264,010
FHLMC Series 4009 Class PA	2.000%	06/15/2041	220,838	227,493
FHLMC Series 4017 Class MA	3.000%	03/15/2041	207,498	210,767
FHLMC Series 4125 Class KP	2.500%	05/15/2041	1,626,972	1,692,858
FHLMC Series 4198 Class BE	2.000%	10/15/2040	979,191	992,196
FHLMC Series 4440 Class VC	2.500%	08/15/2026	1,930,983	1,981,667
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.599%)*	2.756%	02/01/2046	428,636	444,276
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.781%	12/01/2044	327,798	340,743
FNMA Pool 469488	3.360%	11/01/2021	1,648,922	1,677,873
FNMA Pool AI7077	4.000%	07/01/2035	871,504	981,138
FNMA Pool AL6465	3.252%	11/01/2023	409,457	421,269
FNMA Pool AL9230	3.500%	12/01/2029	1,012,744	1,103,218
FNMA Pool AM0066	2.630%	08/01/2022	1,585,651	1,630,050
FNMA Pool AN3444	2.230%	11/01/2023	2,972,174	3,128,305
FNMA Pool FM1897	3.000%	09/01/2032	1,985,428	2,134,036
FNMA Pool FM2989	3.000%	09/01/2034	1,772,488	1,902,547
FNMA Pool MA0384	5.000%	04/01/2030	426,249	479,075
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	122,500	127,596
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	464,368	467,723
FNMA Series 2013-3 Class DK	1.750%	02/25/2033	927,282	965,606
FNMA Series 2017-30 Class G	3.000%	07/25/2040	775,930	791,205
FNMA Series 2020-44 Class TE	2.000%	12/25/2035	3,500,000	3,666,358
GNMA Pool 2004-95 Class QA	4.500%	03/20/2034	1,683	1,684
GNMA Pool 726475	4.000%	11/15/2024	76,429	81,040
15.3% - Total United States Government Agency Obligations- Mortgage-Backed Securities				$36,704,534

Taxable Municipal Bonds
Allegeny County Pennsylvania	0.843%	11/01/2024	600,000	599,082
Allegeny County Pennsylvania	0.973%	11/01/2025	1,835,000	1,834,890
Franklin County Ohio Convention Facitilites	1.255%	12/01/2025	500,000	500,335
Kansas Development Finance Authority Revenue	3.227%	04/15/2022	1,600,000	1,666,784
Kansas Development Finance Authority Revenue	3.491%	04/15/2023	1,400,000	1,501,598
Kent State University	5.000%	05/01/2024	1,000,000	1,046,880
Kentucky State Property and Lodging Commission	2.080%	11/01/2023	700,000	721,763
Ohio Special Obligation Capital Facilities Lease	1.700%	04/01/2023	500,000	510,580
Pennsylvania State University	1.545%	09/01/2024	1,145,000	1,183,575
Port of Greater Cincinnati	2.100%	04/01/2023	750,000	750,975
University of Cincinnati General Receipts	1.770%	06/01/2021	1,845,000	1,856,771
University of Cincinnati General Receipts	1.878%	06/01/2023	1,100,000	1,128,050
University of Kentucky General Receipts Build America Bond	4.850%	11/01/2021	1,500,000	1,556,535
6.2% - Total For Taxable Municipal Bonds				$14,857,818

Total Fixed Income Securities	98.0%			$235,888,084
(Identified Cost $230,999,940)

Cash Equivalents		Shares
First American Government Obligation Fund, Class Z**		3,549,327	3,549,327
Total Cash Equivalents	1.5%		$3,549,327
(Identified Cost $3,549,327)

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

Total Portfolio Value	99.5%	$239,437,411
(Identified Cost $234,549,267)

Other Assets in Excess of Liabilities	0.5%	$1,215,715

Total Net Assets	100.0%	$240,653,126

* Variable Rate Security; the rate shown is as of March 31, 2020.

** Variable Rate Security; as of September 30, 2020, the 7 day annualized yield was 0.04%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

Fixed Income Securities

Corporate Bonds:	Rate	Maturity	Face Value	Fair Value
American Express Co.	3.000%	10/30/2024	2,300,000	$2,495,368
AON Corp.	4.000%	11/27/2023	2,116,000	2,317,532
Bank of America	3.248%	10/21/2027	3,000,000	3,318,849
BB&T Corp.	3.750%	12/06/2023	2,000,000	2,184,804
BB&T Corp.	3.950%	03/22/2022	1,000,000	1,047,421
Fifth Third Bancorp	2.375%	01/28/2025	2,114,000	2,239,034
JP Morgan Chase & Co.	3.875%	09/10/2024	1,605,000	1,780,244
Keycorp	2.550%	10/01/2029	1,655,000	1,760,808
Keycorp	4.100%	04/30/2028	1,000,000	1,173,067
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,500,000	1,638,581
Morgan Stanley	3.700%	10/23/2024	2,800,000	3,106,478
MUFG Americas Holdings Corp.	3.000%	02/10/2025	1,000,000	1,080,050
MUFG Americas Holdings Corp.	3.500%	06/18/2022	1,290,000	1,351,951
PNC Bank	3.500%	01/23/2024	2,000,000	2,179,625
Suntrust Bank Inc.	4.000%	05/01/2025	2,000,000	2,273,951
US Bancorp	3.100%	04/27/2026	2,000,000	2,221,943
US Bancorp	3.600%	09/11/2024	1,000,000	1,107,750
Wells Fargo & Co.	4.300%	07/22/2027	1,400,000	1,604,071
Wells Fargo & Co.	4.480%	01/16/2024	1,220,000	1,352,485
22.7% - Total Finance				$36,234,012

CVS Health Corp.	4.300%	03/25/2028	2,100,000	2,457,990
Eaton Corp.	2.750%	11/02/2022	1,900,000	1,991,250
Home Depot Inc.	2.500%	04/15/2027	3,000,000	3,260,781
Johnson Controls International PLC	3.750%	12/01/2021	990,000	1,014,071
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,137,228
JP Morgan Chase & Co.	3.300%	04/01/2026	395,000	437,726
Kroger Co.	3.500%	02/01/2026	2,100,000	2,366,069
McDonalds Corp.	3.600%	07/01/2030	2,140,000	2,495,442
Union Pacific Corp.	3.500%	06/08/2023	2,150,000	2,316,162
Walt Disney Corp.	3.350%	03/24/2025	3,000,000	3,339,647
13.0% - Total Industrial				$20,816,366

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	2,175,000	2,371,488
Duke Energy Corp.	3.750%	04/15/2024	2,250,000	2,471,062
Enterprise Products	3.750%	02/15/2025	1,860,000	2,067,358
Enterprise Products	4.250%	04/01/2029	1,000,000	1,200,530
Eversource Energy	3.300%	01/15/2028	1,200,000	1,340,028
Georgia Power Co.	2.200%	09/15/2024	115,000	121,318
Georgia Power Co.	2.850%	05/15/2022	1,111,000	1,152,760
Interstate Power & Light	3.250%	12/01/2024	2,225,000	2,439,723
National Rural Utilites Corp.	3.400%	11/15/2023	3,000,000	3,246,939
Virginia Electric & Power Co.	2.750%	03/15/2023	935,000	979,566
Virginia Electric & Power Co.	2.950%	01/15/2022	500,000	512,380
Virginia Electric & Power Co.	3.450%	02/15/2024	565,000	612,594
11.6% - Total Utilities				$18,515,746

47.3% Total Corporate Bonds				$75,566,124

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	274,304
0.2% - Total For Certificates of Deposit				274,304

United States Government Treasury Obligations
Treasury Note	0.125%	04/30/2022	5,500,000	5,500,215
Treasury Note	2.000%	11/15/2026	2,500,000	2,744,629

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

Treasury Note	2.125%	11/30/2023	8,000,000	8,494,688
Treasury Note	2.250%	04/30/2021	2,000,000	2,025,000
Treasury Note	2.625%	02/15/2029	8,000,000	9,348,125
Treasury Note	2.750%	02/15/2028	8,000,000	9,309,687
Treasury Note	3.125%	11/15/2028	8,000,000	9,641,250
29.5% - Total United States Government Treasury Obligations				$47,063,594

United States Government Agency Obligations
FHLB	2.875%	09/13/2024	5,000,000	5,527,940
FHLB	3.250%	11/16/2028	1,800,000	2,160,571
4.8% - Total United States Government Agency Obligations				$7,688,511

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.264%	04/01/2042	187,088	197,202
FHLMC Pool G08068	5.500%	07/01/2035	141,731	166,642
FHLMC Pool G18642	3.500%	04/01/2032	1,380,952	1,465,673
FHLMC Pool J12635	4.000%	07/01/2025	200,353	212,562
FHLMC Pool SB0017	3.500%	11/01/2028	1,362,093	1,451,830
FHLMC Series 2985 Class GE	5.500%	06/15/2025	63,767	68,408
FHLMC Series 3946 Class LN	3.500%	04/15/2041	483,356	512,599
FHLMC Series 4017 Class MA	3.000%	03/15/2041	84,693	86,027
FHLMC Series 4151 Class PA	2.000%	01/15/2033	1,867,860	1,953,599
FHLMC Series 4646 Class D	3.500%	01/15/2042	1,260,717	1,282,251
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.293%	12/01/2041	148,473	155,865
FNMA 7/1 Hybrid ARM (12 month LIBOR + 1.600%)*	2.781%	12/01/2044	336,692	349,988
FNMA Pool AA4392	4.000%	04/01/2039	184,390	202,785
FNMA Pool AN8842	3.320%	04/01/2028	2,500,000	2,784,365
FNMA Pool MA0384	5.000%	04/01/2030	170,500	191,630
FNMA Pool MA1237	3.000%	11/01/2032	1,710,382	1,800,435
FNMA Series 2011-52 Class PC	3.000%	03/25/2041	825,773	873,126
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	1,028,593	1,054,262
FNMA Series 2015-37 Class BA	3.000%	08/25/2044	1,209,829	1,298,406
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	833,399	872,833
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	579,254	626,658
11.1% - Total United States Government Agency Obligations - Mortgage Backed Securities				$17,607,146

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	3,000,000	3,550,680
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	180,000	185,861
University of Cincinnati Ohio General Receipts Revenue	5.117%	06/01/2021	375,000	376,399
2.6% - Total Taxable Municipal Bonds				$4,112,940

Total Fixed Income Securities	95.5%			$152,312,619
(Identified Cost $142,214,473)

Preferred Stocks			Shares
Allstate Corp.	5.100%	01/15/2053	59,890	1,555,343
Total Preferred Stocks	1.0%			$1,555,343
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z**			4,362,779	4,362,779
Total Cash Equivalents	2.8%			$4,362,779
(Identified Cost $4,362,779)

Total Portfolio Value	99.3%			$158,230,741
(Identified Cost $148,023,283)

Other Assets in Excess of Liabilities	0.7%			$1,064,699

Total Net Assets	100.0%			$159,295,440

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

* Variable Rate Security; the rate shown is as of September 30, 2020.
** Variable Rate Security; as of September 30, 2020, the 7 day annualized yield was 0.04%.

ARM - Adjustable Rate Mortgage
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

Fixed Income Securities

Corporate Bonds:	Rate	Maturity	Face Value	Fair Value
American Express Co.	3.000%	10/30/2024	6,135,000	$6,656,122
AON Corp.	3.500%	06/14/2024	1,650,000	1,801,187
AON Corp.	3.750%	05/02/2029	3,000,000	3,460,424
AON Corp.	3.875%	12/15/2025	1,850,000	2,120,655
AON Corp.	4.000%	11/27/2023	1,000,000	1,095,242
Bank of America Corp.	3.248%	10/21/2027	8,165,000	9,032,801
BB&T Corp.	3.750%	12/06/2023	2,300,000	2,512,525
BB&T Corp.	3.950%	03/22/2022	3,175,000	3,325,561
Chubb INA Holdings Inc.	3.150%	03/15/2025	1,400,000	1,546,357
Chubb INA Holdings Inc.	3.350%	05/03/2026	2,000,000	2,266,406
Fifth Third Bancorp	2.375%	01/28/2025	1,000,000	1,059,146
Fifth Third Bancorp	4.300%	01/16/2024	3,500,000	3,861,289
Georgia Power	2.650%	09/15/2029	8,000,000	8,571,959
Huntington Bancshares	2.625%	08/06/2024	5,230,000	5,570,488
JP Morgan Chase & Co.	3.300%	04/01/2026	4,280,000	4,742,959
JP Morgan Chase & Co.	3.875%	09/10/2024	3,920,000	4,348,010
Keycorp	2.550%	10/01/2029	3,325,000	3,537,574
Keycorp	4.100%	04/30/2028	3,740,000	4,387,271
MUFG Americas Holding	3.000%	02/10/2025	942,000	1,017,407
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	6,500,000	7,870,076
Morgan Stanley	2.625%	11/17/2021	3,250,000	3,331,185
Morgan Stanley	3.700%	10/23/2024	5,000,000	5,547,282
MUFG Americas Holdings Corp.	3.500%	06/18/2022	2,650,000	2,777,263
PNC Bank	3.500%	01/23/2024	3,570,000	3,890,631
Suntrust Bank Inc.	4.000%	05/01/2025	3,300,000	3,752,019
US Bancorp	3.100%	04/27/2026	4,500,000	4,999,373
US Bancorp	3.600%	09/11/2024	285,000	315,709
US Bancorp	3.150%	01/15/2025	3,315,000	3,686,757
Wells Fargo & Co.	4.100%	06/03/2026	7,030,000	7,927,462
24.8% - Total Finance				$115,011,140

CVS Health Corp.	4.300%	03/25/2028	7,000,000	8,193,301
Coca-Cola Corp.	3.450%	03/25/2030	6,230,000	7,347,036
Dover Corp.	2.950%	11/04/2029	4,500,000	4,921,153
Eaton Corp.	2.750%	11/02/2022	1,945,000	2,038,411
Eaton Corp.	3.103%	09/15/2027	3,721,000	4,151,748
Emerson Electric Inc.	1.950%	10/15/2030	7,160,000	7,420,557
Home Depot Inc.	2.950%	06/15/2029	4,500,000	5,080,866
Home Depot Inc.	2.500%	04/15/2027	1,515,000	1,646,695
Johnson Controls International PLC	3.625%	07/02/2024	1,225,000	1,333,471
Johnson Controls International PLC	3.750%	12/01/2021	1,000,000	1,024,314
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	1,137,228
Kroger Co.	3.500%	02/01/2026	3,300,000	3,718,109
Kroger Co.	4.000%	02/01/2024	150,000	165,411
McDonald's Corp.	3.600%	07/01/2030	3,955,000	4,611,902
McDonald's Corp.	2.125%	03/01/2030	3,545,000	3,688,724
Nike Inc.	3.250%	03/27/2040	3,850,000	4,404,837
Union Pacific Corp.	3.500%	06/08/2023	3,800,000	4,093,682
Union Pacific Corp.	2.800%	05/01/2023	1,651,000	1,947,338
Walt Disney Corp.	3.350%	03/24/2025	2,945,000	3,278,420
Walt Disney Corp.	3.800%	03/22/1930	4,055,000	4,813,736
16.1% - Total Industrial				$75,016,939

Berkshire Hathaway Energy Co.	3.750%	11/15/2023	6,166,000	6,723,032
Duke Energy Corp.	2.650%	09/01/2026	1,475,000	1,595,617
Duke Energy Corp.	3.550%	09/15/2021	3,325,000	3,398,415
Enterprise Products	3.350%	03/15/2023	1,640,000	1,737,516
Enterprise Products	3.750%	02/15/2025	1,875,000	2,084,030
Enterprise Products	4.150%	10/16/2028	2,500,000	2,924,312
Eversource Energy	4.250%	04/01/2029	6,924,000	8,312,468
Interstate Power & Light	2.300%	06/01/2030	1,490,000	1,573,579
Interstate Power & Light	3.250%	12/01/2024	1,525,000	1,675,553

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

Interstate Power & Light	4.100%	09/26/2028	3,357,000	3,680,967
Interstate Power & Light	4.100%	09/26/2028	1,405,000	1,677,852
National Rural Utilities Corp.	2.950%	02/07/2024	1,000,000	1,075,044
National Rural Utilities Corp.	3.050%	02/15/2022	100,000	102,926
National Rural Utilities Corp.	3.700%	03/15/2029	3,900,000	4,579,016
Virginia Electric & Power Co.	2.950%	11/15/2026	3,000,000	3,339,252
Virginia Electric & Power Co.	2.950%	01/15/2022	390,000	399,656
Virginia Electric & Power Co.	3.450%	09/01/2022	2,315,000	2,420,541
Xcel Energy Inc.	4.000%	06/15/2028	6,500,000	7,649,651
11.9% - Total Utilities				$54,949,427

52.8% Total Corporate Bonds				$244,977,506

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	274,304
0.1% - Total For Certificates of Deposit				274,304

United States Government Treasury Obligations
Treasury Bond	2.250%	08/15/2046	6,000,000	7,102,031
Treasury Bond	2.750%	08/15/2047	14,500,000	18,863,027
Treasury Note	2.000%	02/15/2025	10,000,000	10,766,016
Treasury Note	2.000%	11/15/2026	6,000,000	6,587,109
Treasury Note	0.125%	04/30/2022	10,000,000	10,000,391
Treasury Note	3.125%	11/15/2028	19,000,000	22,897,969
Treasury Note	2.500%	05/15/2046	11,800,000	14,611,258
Treasury Note	2.750%	02/15/2028	10,000,000	11,637,109
22.1% - Total United States Government Treasury Obligations				$102,464,910

United States Government Agency Obligations
FHLB	3.250%	11/16/2028	8,250,000	9,902,616
2.1% - Total United States Government Agency Obligations				9,902,616

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid ARM (12 month LIBOR + 1.860%)*	3.264%	04/01/2042	187,088	197,202
FHLMC Pool G01880	5.000%	08/01/2035	62,343	71,630
FHLMC Pool G06616	4.500%	12/01/2035	122,869	135,421
FHLMC Pool G08068	5.500%	07/01/2035	320,436	376,756
FHLMC Pool G09921	4.000%	07/01/2024	117,281	124,279
FHLMC Pool G18642	3.500%	04/01/2032	2,071,428	2,198,510
FHLMC Pool G18667	3.500%	11/01/2032	1,476,891	1,569,115
FHLMC Pool G31087	4.000%	07/01/2038	1,848,141	2,004,194
FHLMC Pool SB0017	3.500%	11/01/2028	3,723,428	3,968,736
FHLMC Pool ZK6713	3.000%	09/01/2029	6,098,109	6,556,234
FHLMC Pool ZT1964	3.500%	06/01/2032	7,572,188	8,180,907
FHLMC Series 2985 Class GE	5.500%	06/15/2025	55,796	59,857
FHLMC Series 3946 Class LN	3.500%	04/15/2041	483,356	512,599
FHLMC Series 4017 Class MA	3.000%	03/15/2041	169,386	172,055
FHLMC Series 4087 Class PT	3.000%	07/15/2042	697,330	743,543
FHLMC Series 4151 Class PA	2.000%	01/15/2033	3,270,070	3,420,174
FHLMC Series 4161 Class QA	3.000%	02/15/2043	170,988	184,984
FHLMC Series 4582 Class PA	3.000%	11/15/2045	1,087,747	1,158,452
FHLMC Series 4689 Class DA	3.000%	07/15/2044	1,288,845	1,329,257
FHLMC Series 4709 Class EA	3.000%	01/15/2046	1,485,614	1,559,881
FHLMC Series 4808 Class PK	3.500%	10/15/2045	759,668	783,322
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.293%	12/01/2041	148,473	155,865
FNMA Pool 1107	3.500%	07/01/2032	639,411	691,025
FNMA Pool 889050	6.000%	05/01/2037	226,007	267,356
FNMA Pool 995112	5.500%	07/01/2036	124,488	146,578
FNMA Pool AA4392	4.000%	04/01/2039	184,389	202,785
FNMA Pool AL6923	3.000%	05/01/2030	4,384,534	4,713,378
FNMA Pool AL7077	4.000%	07/01/2035	3,484,277	3,922,593
FNMA Pool AL9309	3.500%	10/01/2031	637,079	678,753
FNMA Pool AN8842	3.320%	04/01/2028	3,000,000	3,341,238
FNMA Pool AN9848	3.740%	07/01/2028	2,500,000	2,864,746
FNMA Pool BL0189	3.830%	10/01/2028	2,000,000	2,295,126
FNMA Pool BL0359	3.700%	11/01/2028	4,853,444	5,696,469
FNMA Pool BL2935	3.150%	06/01/2029	3,000,000	3,471,207

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

FNMA Pool FM3388	4.000%	03/01/2034	3,222,724	3,422,551
FNMA Pool MA0384	5.000%	04/01/2030	136,400	153,304
FNMA Pool MA2773	3.000%	10/01/2036	3,003,239	3,162,109
FNMA Pool MA3337	4.000%	04/01/2038	1,346,140	1,445,866
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	74,923	78,040
FNMA Series 2005-64 Class PL	5.500%	07/25/2035	61,071	69,176
FNMA Series 2011-53 Class DT	4.500%	06/25/2041	192,045	217,435
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	1,287,900	1,320,041
FNMA Series 2013-21 Class VA	3.000%	07/25/2028	642,311	656,354
FNMA Series 2013-83 Class MH	4.000%	08/25/2043	289,350	325,200
FNMA Series 2014-20 Class AC	3.000%	08/25/2036	492,728	516,929
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	219,689	234,703
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	901,434	932,604
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	2,111,279	2,211,178
FNMA Series 2016-79 Class L	2.500%	10/25/2044	1,404,601	1,463,779
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	490,138	530,249
FNMA Series 2017-30 Class G	3.000%	07/25/2040	1,357,878	1,384,609
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	1,287,914	1,363,552
FNMA Series 2019-60	2.500%	03/25/2049	3,450,618	3,621,121
18.8% - Total United States Government Agency Obligations - Mortgage Backed Securities				$86,863,027

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	750,000	809,156
Kansas Development Finance Authority Revenue	3.741%	04/15/2025	3,705,000	4,168,088
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	125,000	147,945
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	180,000	185,861
Kentucky Property and Buildings Commission Revenue	5.373%	11/01/2025	590,000	675,910
Ohio Higher Education Facilities - Cleveland Clinic Health Systems	3.849%	01/01/2022	945,000	973,322
Ohio Major New Infrastructure Revenue	4.994%	12/15/2020	850,000	856,800
Ohio University General Receipts	1.766%	12/01/2026	2,000,000	2,033,740
2.1% - Total Taxable Municipal Bonds				$9,850,822

Total Fixed Income Securities	98.0%			$454,333,185
(Identified Cost $428,980,002)

Preferred Stocks			Shares
Allstate Corp.	5.100%	01/15/2053	83,000	2,155,510
Total Preferred Stocks	0.5%			$2,155,510
(Identified Cost $2,034,817)

Cash Equivalents
First American Government Obligation Fund, Class Z**			4,365,531	4,365,531
Total Cash Equivalents	0.9%			$4,365,531
(Identified Cost $4,365,531)

Total Portfolio Value	99.4%			$460,854,226
(Identified Cost $435,380,350)

Other Assets in Excess of Liabilities	0.6%			$2,749,923

Total Net Assets	100%			$463,604,149

* Variable Rate Security; the rate shown is as of September, 2020.
** Variable Rate Security; as of September 30, 2020, the 7 day annualized yield was 0.04%.

ARM - Adjustable Rate Mortgage
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

Fixed Income Securities

Corporate Bonds	Rate	Maturity	Face Value	Fair Value
American Express Credit	2.250%	05/05/2021	2,000,000	2,019,937
American Express Credit	2.500%	08/01/2022	1,000,000	1,036,290
American Express Credit	2.500%	07/03/2024	2,422,000	2,577,804
AON Corp.	3.875%	12/15/2025	2,084,000	2,388,889
Bank of America	3.875%	08/01/2025	2,784,000	3,163,960
Branch Banking Trust	3.625%	09/16/2025	3,000,000	3,380,785
BB&T Corp.	3.750%	12/06/2023	1,000,000	1,092,402
Fifth Third Bancorp	3.500%	03/15/2022	865,000	900,654
Fifth Third Bancorp	4.300%	01/16/2024	2,544,000	2,806,605
Goldman Sachs Group Inc.	2.600%	12/27/2020	3,500,000	3,517,955
Huntington Bancshares	2.300%	01/14/2022	2,123,000	2,170,122
Huntington Bancshares	3.150%	03/14/2021	1,100,000	1,111,787
Keycorp	5.100%	03/24/2021	3,500,000	3,579,670
Morgan Stanley	5.500%	07/28/2021	3,500,000	3,646,487
PNC Bank	2.950%	01/30/2023	750,000	789,364
US Bancorp	2.400%	07/30/2024	4,100,000	4,361,214
MUFG Americas Holding Corp.	3.000%	02/10/2025	3,500,000	3,780,175
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	3,430,000	3,746,889
Wells Fargo & Co.	3.450%	02/13/2023	3,390,000	3,592,751
21.2% - Total Finance				$49,663,740

Burlington Northern Santa Fe	3.050%	03/15/2022	1,700,000	1,752,702
Chevron Corp. (3month LIBOR + 0.530)*	0.867%	03/03/2022	2,100,000	2,112,290
CVS Health Corp.	3.700%	03/09/2023	1,335,000	1,430,571
CVS Health Corp.	3.875%	07/20/2025	2,000,000	2,253,283
Dover Corp.	3.150%	11/15/2025	2,000,000	2,205,447
Eaton Electric Holdings	3.875%	12/15/2020	1,465,000	1,469,115
Johnson Controls International PLC	3.625%	07/02/2024	1,416,000	1,541,384
Kroger Co.	3.400%	04/15/2022	1,000,000	1,037,287
Kroger Co.	4.000%	02/01/2024	2,000,000	2,205,474
McDonald's Corp.	2.625%	01/15/2022	2,300,000	2,367,144
McDonald's Corp.	2.750%	12/09/2020	1,000,000	1,002,454
Norfolk Southern Corp.	3.650%	08/01/2025	3,300,000	3,711,484
Oracle Corp.	1.900%	09/15/2021	1,063,000	1,078,147
Shell International	1.750%	09/12/2021	4,050,000	4,106,776
Union Pacific Corp.	3.150%	03/01/2024	2,800,000	3,019,764
Walt Disney Corp.	1.750%	08/30/2024	1,370,000	1,426,254
Walt Disney Corp.	1.750%	01/13/2026	3,179,000	3,308,195
15.4% - Total Industrials				$36,027,771

Berkshire Hathaway Energy Company	3.750%	11/15/2023	1,700,000	1,853,577
Berkshire Hathaway Energy Company	2.375%	01/15/2021	1,462,000	1,470,662
BP Capital Markets	4.500%	10/01/2020	4,300,000	4,300,000
Duke Energy Corp.	3.750%	04/15/2024	3,220,000	3,536,364
Duke Energy Corp.	3.800%	09/01/2023	890,000	966,631
Enterprise Products	3.350%	03/15/2023	2,447,000	2,592,501
Eversource Energy	2.750%	03/15/2022	3,200,000	3,301,071
Georgia Power Co.	2.100%	07/30/2023	1,000,000	1,043,904
Georgia Power Co.	2.850%	05/15/2022	2,600,000	2,697,727
Virginia Electric & Power Co.	2.750%	03/15/2023	2,610,000	2,734,403
Virginia Electric & Power Co.	2.950%	01/15/2022	500,000	512,380
Xcel Energy Inc.	2.600%	03/15/2022	2,061,000	2,119,143
11.6% - Total Utilities				$27,128,363

48.2% Total Corporate Bonds				$112,819,874

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

United States Government Treasury Obligations
Treasury Bill(a)	0.000%	02/25/2021	3,500,000	3,498,553
Treasury Note (a)	0.125%	04/30/2022	8,235,000	8,235,322
Treasury Note (a)	1.375%	05/31/2021	4,800,000	4,840,500
Treasury Note (a)	1.500%	01/15/2023	1,734,000	1,787,781
Treasury Note (a)	1.750%	05/31/2022	44,000	45,188
Treasury Note	2.000%	08/15/2025	4,400,000	4,768,328
Treasury Note (a)	2.125%	05/15/2022	700,000	722,695
Treasury Note (a)	2.500%	12/31/2020	1,467,000	1,475,628
10.9% - Total United States Government Treasury Obligations				25,373,995

United States Government Agency Obligations
FHLMC	0.430%	06/09/2023	3,770,000	3,772,670
FHLMC	0.450%	05/26/2023	1,800,000	1,801,025
FHLMC	0.450%	07/22/2024	4,000,000	3,991,380
FHLMC	0.500%	06/03/2024	1,140,000	1,140,826
FNMA	0.500%	06/17/2025	9,210,000	9,252,464
FNMA	0.750%	04/20/2023	9,000,000	9,002,253
12.4% - Total United States Government Agency Obligations				28,960,618

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Pool G16330	3.500%	08/01/2032	1,886,709	2,011,000
FHLMC Pool G18642	3.500%	04/01/2032	1,933,333	2,051,942
FHLMC Pool J12635	4.000%	07/01/2025	62,968	66,805
FHLMC Pool J32364	2.500%	11/01/2028	1,951,612	2,042,183
FHLMC Pool ZS7207	3.500%	07/01/2030	1,757,175	1,886,578
FHLMC Pool ZT1964	3.500%	06/01/2032	3,640,475	3,933,128
FHLMC Series 4009 Class PA	2.000%	06/15/2041	764,440	787,477
FHLMC Series 4198 Class BE	2.000%	10/15/2040	2,701,963	2,737,848
FHLMC Series 4271 Class CE	2.000%	08/15/2036	793,287	805,619
FHLMC Series 4287 Class AB	2.000%	12/15/2026	495,809	514,315
FHLMC Series 4440 Class VC	2.500%	08/15/2026	1,367,552	1,403,447
FNMA 10/1 Hybrid ARM (12 month LIBOR + 1.780%)*	3.293%	12/01/2041	148,473	155,865
FNMA Pool 1106	3.000%	07/01/2032	4,087,346	4,282,393
FNMA Pool 833200	5.500%	09/01/2035	460,773	541,634
FNMA Pool AL9230	3.500%	12/01/2029	1,687,906	1,838,696
FNMA Pool AL7077	4.000%	07/01/2035	1,752,037	1,972,440
FNMA Pool AT2060	2.500%	04/01/2028	2,060,344	2,175,629
FNMA Pool FM1536	2.500%	11/01/2030	912,954	954,425
FNMA Pool FM2989	3.000%	09/01/2034	2,038,361	2,187,929
FNMA Pool MA2710	2.500%	08/01/2026	1,132,542	1,182,598
FNMA Series 2013-3 Class DK	1.750%	02/25/2033	927,282	965,606
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	313,762	316,029
FNMA Series 2017-30 Class G	3.000%	07/25/2040	775,930	791,205
FNMA Series 2020-44 Class TE	2.000%	12/25/2035	4,285,000	4,488,669
GNMA Pool 726475	4.000%	11/15/2024	76,429	81,040
GNMA Pool 728920	4.000%	12/15/2024	111,113	117,820
17.2% - Total United States Government Agency Obligations - Mortgage Backed Securities				$40,292,320

Taxable Municipal Bonds
Allegheny County Pennsylvania GO	0.694%	11/01/2023	2,200,000	2,193,466
Franklin County Ohio Convention Facilities	1.155%	12/01/2024	550,000	549,302
Kansas Development Finance Authority Revenue	3.227%	04/15/2022	1,700,000	1,770,958
Kent State University Revenue	1.875%	05/01/2023	1,000,000	1,034,570
Kentucky Asset Liability Commission Revenue	2.668%	04/01/2021	820,000	826,404
Kentucky Asset Liability Commission Revenue	5.339%	04/01/2022	355,000	366,559
Lucas County Ohio Taxable Limited Tax GO	1.250%	07/08/2021	1,000,000	1,004,550
Pittsburgh Pennsylvania GO 2020B	0.507%	09/01/2022	500,000	498,455
University of Akron General Receipts	1.976%	01/01/2021	500,000	501,050
University of Cincinnati General Receipts	1.878%	06/01/2023	1,200,000	1,230,600
4.3% Total Taxable Municipal Bonds				$9,975,914

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2020 - Unaudited

Total Fixed Income Securities	93.0%	$217,422,721
(Identified Cost $214,191,968)

Cash & Cash Equivalents		Shares
First American Government Obligation Fund, Class Z**		14,297,243	14,297,243
Total Cash Equivalents	6.1%		$14,297,243
(Identified Cost $14,297,243)

Total Portfolio Value	99.1%		$231,719,964
(Identified Cost $228,489,211)

Liabilities in Excess of Other Assets	0.9%		$2,174,373

Total Net Assets:	100.0%		$233,894,337

Futures Contracts	Long Contracts	Notional Value at Purchase	Notional Value 9/30/2020	Unrealized Appreciation (Depreciation)
E-mini Standard & Poor's 500 (50 units per contract) expiring Sept 2020	1,380	232,590,441	231,288,000	(1,302,441)
		$232,590,441	$231,288,000	$(1,302,441)

* Variable Rate Security; the rate shown is as of September 30, 2020.
** Variable Rate Security; as of September 30, 2020, the 7 day annualized yield was 0.04%.
(a) Position held as collateral for futures contracts

ARM - Adjustable Rate Mortgage
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2020:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$411,496,672	$	---	$	---	$411,496,672
Cash Equivalents	1,185,893		---		---	1,185,893
Total	$412,682,565		$--		$--	$412,682,565

Opportunity Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$75,145,461	$	---	$	---	$75,145,461
Cash Equivalents	1,654,278		---		---	1,654,278
Total	$76,799,739	$	---	$	---	$76,799,739

International Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$17,362,730	$	---	$	---	$17,362,730
Cash Equivalents	866,935		---		---	866,935
Total	$18,275,634	$	---	$	---	$18,275,634

Fixed Income Fund	Level 1		Level 2	Level 3		Total
Corporate Bonds*	$	---	$496,637,419	$	---	$496,637,419
Certificates of Deposit		---	274,304		---	274,304
U.S. Government Treasury Obligations		---	177,324,473		---	177,324,473
U.S. Government Agency Obligations		---	30,805,646		---	30,805,646
U.S. Government Agency Obligations - Mortgage Backed		---	180,189,834		---	180,189,834
Taxable Municipal Bonds		---	26,497,821		---	26,497,821
Preferred Stocks		6,881,946	---		---	6,881,946
Total		$6,881,946	$911,729,497		$0	$918,611,443

Municipal Income Fund	Level 1		Level 2	Level 3		Total
Municipal Bonds*	$	---	$245,699,565	$	---	$245,699,565
Cash Equivalents		1,611,249	---		---	1,611,249
Total		$1,611,249	$245,699,565		$0	$247,310,814

Short Duration Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$125,859,437	$	---	$125,859,437
Certificates of Deposit		---	274,304		---	274,304
U.S. Treasury Obligations		---	26,095,470		---	26,095,470
U.S. Agency Obligations		---	32,096,521		---	32,096,521
U.S. Agency Obligations – Mortgage-Backed		---	36,704,534		---	36,704,534
Taxable Municipal Bonds		---	14,857,818		---	14,857,818
Cash Equivalents		3,549,327	---		---	3,549,327
Total		$3,549,327	$235,888,084		$0	$239,437,411

Intermediate Bond Fund	Level 1		Level 2	Level 3	Totals
Corporate Bonds*	$	---	$75,566,124	---	$75,566,124
Certificates of Deposit		---	274,304	---	274,304
U.S. Treasury Obligations		---	47,063,594	---	47,063,594
U.S. Agency Obligations		---	7,688,511	---	7,688,511
U.S. Agency Obligations – Mortgage-Backed		---	17,607,146	---	17,607,146
Taxable Municipal Bonds		---	4,112,940	---	4,112,940
Preferred Stocks		1,555,343	---	---	1,555,343
Cash Equivalents		4,362,779	---	---	4,362,779
Total		5,918,122	$152,312,619	$0	$158,230,741

Core Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$244,977,506	$	---	$244,977,506
Certificates of Deposit		---	274,304		---	274,304
U.S. Treasury Obligations		---	102,464,910		---	102,464,910
U.S. Agency Obligations		---	9,902,616		---	9,902,616
U.S. Agency Obligations – Mortgage-Backed		---	86,863,027		---	86,863,027
Taxable Municipal Bonds		---	9,850,822		---	9,850,822
Preferred Stocks		2,155,510	---		---	2,155,510
Cash Equivalents		4,365,531	---		---	4,365,531
Total		$6,521,041	$454,333,185		$0	$460,854,226

Enhanced Return Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$112,819,874	$	---	$112,819,874
U.S. Treasury Obligations		---	25,373,995		---	25,373,995
U.S. Agency Obligations		---	28,960,618		---	28,960,618

U.S. Agency Obligations – Mortgage-Backed	---	40,292,320	---	40,292,320
Taxable Municipal Bonds	---	9,975,914	---	9,975,914
Cash Equivalents	14,297,243	---	---	14,297,243
Sub-Total	14,297,243	$217,422,721	$0	$231,719,964
Other Financial Instruments**	(1,302,441)	---	---	(1,302,441
Total	$12,994,802	$217,422,721	$0	$230,417,523

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 securities is included for this reporting period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the 9 months ended September 30, 2020 was $206,260,212. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin receivable from the Broker on futures contracts as of September 30, 2020 was $1,262,700.

Tax Cost of Securities

As of September 30, 2020, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation
Johnson Equity Income Fund	$316,526,113	$106,258,447	$(10,101,995)	$96,156,452
Johnson Opportunity Fund	72,145,831	11,769,696	(7,115,788)	4,653,908
Johnson International Fund	15,700,073	4,183,305	(2,607,744)	1,575,561
Johnson Fixed Income Fund	843,215,691	76,308,514	(912,762)	75,395,752
Johnson Municipal Income Fund	234,141,861	13,387,038	(218,086)	13,168,952
Johnson Institutional Short Duration Bond Fund	234,549,267	5,026,134	(137,990)	4,888,144
Johnson Institutional Intermediate Bond Fund	148,023,283	10,270,535	(63,077)	10,207,458
Johnson Institutional Core Bond Fund	435,380,350	26,304,387	(830,511)	25,473,876
Johnson Enhanced Return Fund	228,489,211	5,028,073	(1,797,320)	3,230,753